Wireless Licenses, Goodwill and Other Intangible Assets - Estimated Future Amortization Expense for Other Intangible Assets (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 2,145
2020	1,801
2021	1,501
2022	1,230
2023	$ 949